Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,261,315	$ 1,271,501
Less: current regulatory assets	(136,159)	(190,393)
Non-current regulatory assets	1,125,156	1,081,108
Total regulatory liabilities	626,575	628,182
Less: current regulatory liabilities	(74,867)	(69,865)
Non-current regulatory liabilities	551,708	558,317
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	302,770	312,671
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	191,541	191,173
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	75,333	68,085
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	24,376	25,620
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	12,710	11,572
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,651	343
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	18,194	18,718
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	321,806	388,294
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	185,395	136,198
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	176,650	174,609
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	98,438	90,121
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	98,173	97,414
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	79,925	80,736
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	68,376	70,529
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	51,116	66,156
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	31,772	28,145
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	26,786	27,172
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	22,056	24,888
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	11,084	11,084
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	8,621	9,481
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	5,917	6,504
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 75,200	$ 60,170